Note 18 - Commitments - Remaining Payments Due (Details)	Dec. 31, 2017 CAD ($)
Statement Line Items [Line Items]
Office lease	$ 647,234
Executive contracts	1,295,000
Office lease and executive contracts	1,942,234
Not later than one year [member]
Statement Line Items [Line Items]
Office lease	148,410
Executive contracts	575,000
Office lease and executive contracts	723,410
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Office lease	150,884
Executive contracts	240,000
Office lease and executive contracts	390,884
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Office lease	154,182
Executive contracts	240,000
Office lease and executive contracts	394,182
Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Office lease	155,006
Executive contracts	240,000
Office lease and executive contracts	395,006
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Office lease	38,752
Executive contracts
Office lease and executive contracts	$ 38,752